Consolidated Statements of Shareholders' Equity (USD $)	Total USD ($)	Series C preferred shares [Member] USD ($)	Series B preferred shares [Member] USD ($)	Class A common shares [Member] USD ($)	Series D preferred shares [Member] USD ($)	Series C and D preferred share [Member] USD ($)	Class A common shares [Member]	Class C common shares [Member]	Series A preferred shares [Member]	Series B preferred shares [Member]	Series C preferred shares [Member]	Series D preferred shares [Member]	Common shares [Member] USD ($)	Common shares [Member] Class A common shares [Member] USD ($)	Preferred shares [Member] USD ($)	Preferred shares [Member] Series C preferred shares [Member] USD ($)	Preferred shares [Member] Series D preferred shares [Member] USD ($)	Treasury shares USD ($)	Treasury shares Class A common shares [Member] USD ($)	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] Series C preferred shares [Member] USD ($)	Additional paid-in capital [Member] Series B preferred shares [Member] USD ($)	Additional paid-in capital [Member] Class A common shares [Member] USD ($)	Additional paid-in capital [Member] Series D preferred shares [Member] USD ($)	Deficit [Member] USD ($)	Deficit [Member] Series C preferred shares [Member] USD ($)	Deficit [Member] Series B preferred shares [Member] USD ($)	Deficit [Member] Series C and D preferred share [Member] USD ($)	Accumulated other comprehensive loss [Member] USD ($)
Balance at Dec. 31, 2010	$ 989,736,000												$ 686,000		$ 5,000					$ 1,526,822,000					$ (469,616,000)				$ (68,161,000)
Balance, shares at Dec. 31, 2010							68,601,240	100	200,000	260,000
Premium on issuance of Series C preferred shares		4,289,000																			4,289,000
Net earnings (loss)	(83,400,000)																								(83,400,000)
Other comprehensive income	12,175,000																												12,175,000
Shares issued, value		350,000,000														140,000					349,860,000
Shares issued, shares											14,000,000
Shares issued, value		350,000,000														140,000					349,860,000
Redemption of Series B preferred shares (note 12(b))	(24,600,000)		(24,600,000)												(3,000)							(27,470,000)			2,873,000
Shares issued, shares											14,000,000
Shares issued through dividend reinvestment program	13,039,000												10,000										13,029,000
Redemption of Series B preferred shares (note 12(b)), shares										(260,000)
Shares issued through dividend reinvestment program, shares							975,620
Dividends on preferred shares		(22,206,000)	(972,000)																			841,000				(22,206,000)	(1,813,000)
Share-based compensation (note 14):
Restricted class A common shares and phantom share units issued				2,528,000																			2,528,000
Restricted class A common shares and phantom share units issued, shares							43,200
Amortization of Series C issuance costs																					830,000					(830,000)
Fees and expenses in connection with issuance of common and preferred shares	(9,750,000)																			(9,750,000)
Dividends on class A common shares	(47,414,000)																								(47,414,000)
Balance at Dec. 31, 2011	1,183,425,000												696,000		142,000					1,860,979,000					(622,406,000)				(55,986,000)
Balance, shares at Dec. 31, 2011							69,620,060	100	200,000		14,000,000
Net earnings (loss)	121,305,000																								121,305,000
Other comprehensive income	9,146,000																												9,146,000
Shares issued, value					77,625,000												31,000							77,594,000
Shares issued and retired on acquisition (note 3)	83,275,000												42,000							83,233,000
Shares issued, shares												3,105,000
Shares issued, value					77,625,000												31,000							77,594,000
Shares issued and retired on acquisition (note 3), shares							4,220,728	(100)
Shares issued, shares												3,105,000
Shares issued through dividend reinvestment program	7,168,000												5,000						(312,000)				7,163,000
Shares issued through dividend reinvestment program, shares							474,249											(312)
Dividends on preferred shares		(33,250,000)																								(33,250,000)
Share-based compensation (note 14):
Restricted class A common shares and phantom share units issued	4,028,000												3,000										4,025,000
Restricted class A common shares and phantom share units issued, shares							194,714
Amortization of Series C issuance costs																					862,000					(862,000)
Fees and expenses in connection with issuance of common and preferred shares	(2,929,000)																			(2,929,000)
Other share-based compensation				839,000																			839,000
Dividends on class A common shares	(58,940,000)																								(58,940,000)
Shares repurchased, including related expenses	(172,812,000)			(2,203,000)									(114,000)										(172,698,000)
Shares repurchased, including related expenses, shares				(148,101)			(11,448,101)
Treasury shares, value	(313,000)												(1,000)						(312,000)
Treasury shares							(19,433)
Balance at Dec. 31, 2012	1,218,567,000												631,000		173,000			(312,000)		1,859,068,000					(594,153,000)				(46,840,000)
Balance, shares at Dec. 31, 2012							63,042,217		200,000		14,000,000	3,105,000
Net earnings (loss)	299,028,000																								299,028,000
Other comprehensive income	6,212,000																												6,212,000
Shares issued, value				77,000,000	50,000,000									35,000			20,000						76,965,000	49,980,000
Shares issued, shares							3,500,000					2,000,000
Shares issued, value				77,000,000	50,000,000									35,000			20,000						76,965,000	49,980,000
Shares issued, shares							3,500,000					2,000,000
Shares issued through dividend reinvestment program	31,961,000												16,000										31,945,000
Shares issued through dividend reinvestment program, shares							1,561,838
Dividends on preferred shares						(38,493,000)																						(38,493,000)
Share-based compensation (note 14):
Restricted class A common shares and phantom share units issued	14,004,000																						14,004,000
Restricted class A common shares and phantom share units issued, shares							79,088
Amortization of Series C issuance costs																					1,174,000					(1,174,000)
Fees and expenses in connection with issuance of common and preferred shares	(5,959,000)																			(5,959,000)
Other share-based compensation	4,742,000												2,000										4,740,000
Dividends on class A common shares	(76,340,000)																								(76,340,000)
Other share-based compensation, shares							206,200
Fleet growth payments (note 3)													8,000										(8,000)
Fleet growth payments (note 3), shares							820,697
Shares repurchased, including related expenses	(8,950,000)	(390,000)													(3,000)						(8,287,000)					(660,000)
Shares repurchased, including related expenses, shares		(14,469)									(334,469)
Treasury shares, value	(67,000)																	(67,000)
Treasury shares							(1,152)
Balance at Dec. 31, 2013	$ 1,571,705,000												$ 692,000		$ 190,000			$ (379,000)		$ 2,023,622,000					$ (411,792,000)				$ (40,628,000)
Balance, shares at Dec. 31, 2013							69,208,888		200,000		13,665,531	5,105,000